Long term incentive Programs and mangement remuneration (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares BRL (R$)
Long-Term Incentive Programs and Management remuneration
Outstanding RSU as of December 31, 2021	60,791	0
Shares granted	240,000	60,791
Shares delivered	(5,457)
Outstanding RSU on December 31, 2022	295,334	60,791